Cover	Jun. 02, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 02, 2023
Entity Registrant Name	Virgin Orbit Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40267
Entity Tax Identification Number	98-1576914
Entity Address, Address Line One	4022 E. Conant St.
Entity Address, City or Town	Long Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90808
City Area Code	(562)
Local Phone Number	388-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001843388